PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Deferred channel and other costs	¥ 84,355	$ 12,230	¥ 59,501
VAT prepayments	12,657	1,835	8,909
Advances to suppliers	703	102	481
Others	5,050	733	3,960
Total prepayments and other current assets	¥ 102,765	$ 14,900	¥ 72,851